Performance Management	Feb. 28, 2025
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional and A Class Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years and 10-years of the Fund compare with those of the Russell 3000® Index and the Russell 1000® Value Index. The performance shown in the bar chart and table for periods prior to November 1, 2021 represents the performance of the Institutional and A Class Shares of the Westwood Quality Value Fund, a series of The Advisor’s Inner Circle Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 1, 2021 (the “2021 Reorganization”). How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional and A Class Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years and 10-years of the Fund compare with those of the Russell 3000® Index and the Russell 1000® Value Index.
Bar Chart [Heading]	Calendar Year Returns - Institutional Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 10.56%.

Best Quarter	Worst Quarter
13.27%	(23.07)%
(12/31/2020)	(03/31/2020)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	10.56%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.27%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional and A Class Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The figures in the average annual total returns table below reflect the A Class Shares maximum front-end sales charge of 3.00%. Prior to March 1, 2020, A Class Shares of the Predecessor Fund were subject to a maximum front-end sales charge of 5.00%. If the prior maximum front-end sales charge of 5.00% was reflected, performance for A Class Shares of the Predecessor Fund in the average annual total returns table would be lower.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance [Table]

WESTWOOD QUALITY VALUE FUND	1 Year	5 Years	10 Years	Inception Date
INSTITUTIONAL				(June 26, 2026)
Fund Returns Before Taxes	10.56%	7.63%	8.73%	N/A
Fund Returns After Taxes on Distributions	8.72%	5.83%	6.91%	N/A
Fund Returns After Taxes on Distributions and Sale of Fund Shares	7.62%	5.74%	6.65%	N/A
Russell 3000® Index*(reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	10.68%	N/A
Russell 1000® Value Index* (reflects no deduction for fees, expenses, or taxes)	14.37%	8.68%	7.90%	N/A

A Class				(December 31, 2007)
Fund Returns Before Taxes	10.41%	7.40%	8.47%	N/A
Russell 3000® Index*(reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	10.46%	N/A
Russell 1000® Value Index* (reflects no deduction for fees, expenses, or taxes)	14.37%	8.68%	7.64%	N/A

*	Prior to June 13, 2024, the Russell 1000® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Rusell 3000® Index has replaced the Russell 1000® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 1000® Value Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional and A Class Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years, 10-years and since inception of the Fund compare with those of the Russell 3000® Index and the Blended 80/20 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index. The performance shown in bar chart and table for periods prior to November 1, 2021 represents the performance of the Institutional and A Class Shares of the Westwood High Income Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 1, 2021 (the “2021 Reorganization”). Prior to August 31, 2019, the Predecessor Fund had a sub-adviser and, prior to November 1, 2019, the Predecessor Fund employed a different investment strategy. Therefore, the past performance shown for periods prior to August 31, 2019 may have differed if the Predecessor Fund had not had a sub-adviser and the Fund’s current investment strategy had been in effect. How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional and A Class Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years, 10-years and since inception of the Fund compare with those of the Russell 3000® Index and the Blended 80/20 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index.
Bar Chart [Heading]	Calendar Year Returns - Institutional Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 9.72%.

Best Quarter	Worst Quarter
12.59%	(10.88)%
(6/30/2020)	(3/31/2020)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	9.72%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional and A Class Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a blended secondary index that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD MULTI-ASSET INCOME FUND	1 Year	5 Years	10 Years	Inception Date
Institutional				(December 28, 2011)
Fund Returns Before Taxes	9.72%	6.03%	5.00%	N/A
Fund Returns After Taxes on Distributions	7.21%	4.11%	3.06%	N/A
Fund Returns After Taxes on Distributions and Sale of Fund Shares	5.78%	3.84%	2.98%	N/A
Russell 3000® Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	14.39%	N/A
Blended 80/20 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index* (reflects no deduction for fees, expenses, or taxes)	5.70%	2.69%	3.77%	N/A

Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	1.25%	(0.33)%	1.66%	N/A
S&P 500® Index* (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%	N/A

A Class				(June 28, 2013)
Fund Returns Before Taxes	9.48%	5.77%	4.39%	N/A
Russell 3000® Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%	N/A
Blended 80/20 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index* (reflects no deduction for fees, expenses, or taxes)	5.70%	2.69%	3.77%	N/A
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	1.25%	(0.33)%	1.35%	N/A
S&P 500® Index* (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%	N/A

*	Prior to June 13, 2024, the Bloomberg U.S. Aggregate Bond Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Rusell 3000® Index has replaced the Bloomberg U.S. Aggregate Bond Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Blended 80/20 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index is now the Fund’s secondary index. Prior to June 13, 2024, the Fund’s secondary index was the S&P 500® Index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional and A Class Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years, and since inception of the Fund compare with those of the Bloomberg U.S. Aggregate Bond Index and the FTSE 1-Month U.S. Treasury Bill Index. The performance shown in bar chart and table for periods prior to November 1, 2021 represents the performance of the Institutional and A Class Shares of the Westwood Alternative Income Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 1, 2021 (the “2021 Reorganization”). How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional and A Class Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years, and since inception of the Fund compare with those of the Bloomberg U.S. Aggregate Bond Index and the FTSE 1-Month U.S. Treasury Bill Index.
Bar Chart [Heading]	Calendar Year Returns - Institutional Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 5.98%.

Best Quarter	Worst Quarter
3.52%	(2.76)%
(9/30/2024)	(3/31/2020)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	5.98%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.52%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional and A Class Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD ALTERNATIVE INCOME FUND	1 Year	5 Years	Inception Date
Institutional			(May 1, 2015)
Fund Returns Before Taxes	5.98%	4.38%	3.75%
Fund Returns After Taxes on Distributions	5.73%	2.55%	2.26%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.54%	2.56%	2.23%
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	1.25%	(0.33)%	1.30%
FTSE 1-Month U.S. Treasury Bill Index* (reflects no deduction for fees, expenses, or taxes)	5.38%	2.47%	1.80%

A Class			(March 1, 2020)
Fund Returns Before Taxes	5.82%	N/A	5.07%
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	1.25%	N/A	(0.99)%
FTSE 1-Month U.S. Treasury Bill Index* (reflects no deduction for fees, expenses, or taxes)	5.38%	N/A	2.52%

*	Prior to June 13, 2024, the FTSE 1-Month U.S. Treasury Bill Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the FTSE 1-Month U.S. Treasury Bill Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The FTSE 1-Month U.S. Treasury Bill Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of an investment in the Institutional and A Class Shares of the Fund for 1-year, 5-years and 10-years compared with those of the Bloomberg U.S. Aggregate Bond Index and the ICE BofAML Fixed Rate Preferred Securities Index. The Fund is the successor to the Salient Select Income Fund, a series of Forward Funds (the “Predecessor Fund”) through a reorganization with the Fund on November 18, 2022 (the “2022 Reorganization”). The performance shown in the bar chart and table for periods prior to November 18, 2022 represents the performance of the Institutional Class and Class A shares of the Predecessor Fund. In connection with the 2022 Reorganization, Institutional Class and Class A shares of the Predecessor Fund were exchanged for and renamed Institutional Shares and A Class Shares of the Fund, respectively. In addition, Investor Class shares of the Predecessor Fund were exchanged for A Class Shares of the Fund. The performance of any index does not reflect deductions for fees, expenses or taxes. If the investment adviser to the Fund and the Predecessor Fund had not agreed to waive or reimburse certain Fund or Predecessor Fund expenses during the period shown, if applicable, the Fund’s and the Predecessor Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Adviser has served as the investment adviser to the Fund since the 2022 Reorganization and has not used a sub-adviser to manage the Fund since the 2022 Reorganization. This name change does not reflect a change in the Adviser’s role in managing the Fund’s portfolio or the advisory structure.

The bar chart shows the performance of the Fund’s Institutional Shares. The returns for the Fund’s A Class Shares will be lower than the Institutional Shares’ returns shown in the bar chart because the expenses of the classes differ. All returns reflect reinvestment of all dividend and capital gain distributions.

Performance Past Does Not Indicate Future [Text]	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of an investment in the Institutional and A Class Shares of the Fund for 1-year, 5-years and 10-years compared with those of the Bloomberg U.S. Aggregate Bond Index and the ICE BofAML Fixed Rate Preferred Securities Index.
Bar Chart [Heading]	Calendar Year Returns - Institutional Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 7.08%.

Best Quarter	Worst Quarter
20.09%	(31.56)%
June 30, 2020	March 31, 2020

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	7.08%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(31.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the period ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional and A Class Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”)
Performance [Table]
WESTWOOD REAL ESTATE INCOME FUND	1 Year	5 Years	10 Years	Inception Date
Institutional				(April 28, 2006)
Return Before Taxes	7.08%	3.43%	4.01%	N/A
Return After Taxes on Distributions	5.28%	2.13%	2.18%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	5.41%	2.35%	2.55%	N/A
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	1.25%	(0.33)%	1.35%	N/A
ICE BofAML Fixed Rate Preferred Securities Index* (reflects no deduction for fees, expenses, or taxes)	7.11%	1.98%	4.22%	N/A

A Class				(March 30, 2001)
Return Before Taxes	6.71%	3.06%	3.62%	N/A
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	1.25%	(0.33)%	1.35%	N/A
ICE BofAML Fixed Rate Preferred Securities Index* (reflects no deduction for fees, expenses, or taxes)	7.11%	1.98%	4.22%	N/A

*	Prior to June 13, 2024, the ICE BofAML Fixed Rate Preferred Securities Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the ICE BofAML Fixed Rate Preferred Securities Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The ICE BofAML Fixed Rate Preferred Securities Index is now the Fund’s secondary index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.

Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Institutional Shares [Member] | WESTWOOD QUALITY MIDCAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and the Russell Midcap Value Index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and the Russell Midcap Value Index.
Bar Chart [Heading]	Calendar Year Returns - Institutional Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 10.29%.

Best Quarter	Worst Quarter
10.65%	(11.75)%
(12/31/2023)	(6/30/2022)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	10.29%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.65%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.75%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD QUALITY MIDCAP FUND	1 Year	Inception Date
INSTITUTIONAL		(November 30, 2021)
Fund Returns Before Taxes	10.29%	6.90%
Fund Returns After Taxes on Distributions	8.44%	5.95%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	6.72%	5.12%
Russell 3000® Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	9.14%
Russell Midcap Value Index* (reflects no deduction for fees, expenses, or taxes)	13.07%	5.84%

*	Prior to June 13, 2024, the Russell MidCap Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell MidCap Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell Midcap Value Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Institutional Shares [Member] | Westwood Quality Smidcap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years and 10-years of the Fund compare with those of the Russell 3000® Index and the Russell 2500® Value Index. The performance shown in the bar chart and table for periods prior to November 1, 2021 represents the performance of the Institutional Shares of the Westwood Quality SMidCap Fund, a series of The Advisor’s Inner Circle Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 1, 2021 (the “2021 Reorganization”). How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years and 10-years of the Fund compare with those of the Russell 3000® Index and the Russell 2500® Value Index.
Bar Chart [Heading]	Calendar Year Returns - Institutional Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 10.42%.

Best Quarter	Worst Quarter
22.59%	(30.79)%
(12/31/2020)	(3/31/2020)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	10.42%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.59%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD QUALITY SMIDCAP FUND	1 Year	5 Years	10 Years	Inception Date
INSTITUTIONAL				(July 31, 2020)
Fund Returns Before Taxes	10.42%	8.31%	7.41%	N/A
Fund Returns After Taxes on Distributions	10.10%	6.93%	5.53%	N/A
Fund Returns After Taxes on Distributions and Sale of Fund Shares	6.39%	6.21%	5.41%	N/A
Russell 3000® Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%	N/A
Russell 2500® Value Index* (reflects no deduction for fees, expenses, or taxes)	10.98%	8.44%	7.81%	N/A

*	Prior to June 13, 2024, the Russell 2500® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell 2500® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 2500® Value Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Institutional Shares [Member] | Westwood Quality AllCap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and the Russell 3000® Value Index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and the Russell 3000® Value Index.
Bar Chart [Heading]	Calendar Year Returns - Institutional Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 10.27%.

Best Quarter	Worst Quarter
14.68%	(10.88)%
(12/31/2022)	(6/30/2022)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	10.27%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.68%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.88%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD QUALITY ALLCAP FUND	1 Year	Inception Date
INSTITUTIONAL		(September 24, 2021)
Fund Returns Before Taxes	10.27%	7.09%
Fund Returns After Taxes on Distributions	8.95%	6.22%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	7.07%	5.42%
Russell 3000® Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	10.33%
Russell 3000® Value Index* (reflects no deduction for fees, expenses, or taxes)	13.98%	7.35%

*	Prior to June 13, 2024, the Russell 3000® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell 3000® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 3000® Value Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]	For information about related performance, please see the “Related Performance Data of the Adviser” section of the Prospectus.
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional, A Class, and C Class Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years, 10-years and since inception of the Fund compare with those of the Russell 3000® Index and the Russell 2000® Index. The performance shown in the bar chart and table for period priors to November 1, 2021 represents the performance of the Institutional, A Class, and A Class Shares of the Westwood Quality SmallCap Fund, a series of the Advisors’ Inner Circle Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 1, 2021 (the “2021 Reorganization”). How the Fund and Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional, A Class, and C Class Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years, 10-years and since inception of the Fund compare with those of the Russell 3000® Index and the Russell 2000® Index.
Bar Chart [Heading]	Calendar Year Returns - Institutional Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 4.80%.

Best Quarter	Worst Quarter
25.98%	(32.64)%
(12/31/2020)	(3/31/2020)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	4.80%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	25.98%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional, A Class and C Class Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”)
Performance [Table]
WESTWOOD QUALITY SMALLCAP FUND	1 Year	5 Years	10 Years	Inception Date
INSTITUTIONAL				(April 2, 2007)
Fund Returns Before Taxes	4.80%	7.04%	7.59%	N/A
Fund Returns After Taxes on Distributions	3.16%	5.98%	6.60%	N/A
Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.74%	5.37%	5.92%	N/A
Russell 3000® Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%	N/A
Russell 2000® Value Index* (reflects no deduction for fees, expenses, or taxes)	8.05%	7.29%	7.14%	N/A

A Class				(September 3, 2019)
Fund Returns Before Taxes	4.65%	6.91%	N/A	8.67%
Russell 3000® Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	N/A	15.37%
Russell 2000® Value Index* (reflects no deduction for fees, expenses, or taxes)	8.05%	7.29%	N/A	9.76%

C Class				(September 3, 2019)
Fund Returns Before Taxes	3.85%	6.11%	N/A	7.87%
Russell 3000® Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	N/A	15.37%
Russell 2000® Value Index* (reflects no deduction for fees, expenses, or taxes)	8.05%	7.29%	N/A	9.76%

*	Prior to June 13, 2024, the Russell 2000® Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell 2000® Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 2000® Index is now the Fund’s secondary index.

Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional, A Class and C Class Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years, 10-years and since inception of the Fund compare with those of the Russell 3000® Index and the Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index. The performance shown in bar chart and table for periods prior to November 1, 2021 represents the performance of the Institutional, A Class and C Class Shares of the Westwood Income Opportunity Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 1, 2021 (the “2021 Reorganization”). How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional, A Class and C Class Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years, 10-years and since inception of the Fund compare with those of the Russell 3000® Index and the Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index.
Bar Chart [Heading]	Calendar Year Returns - Institutional Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 9.08%.

Best Quarter	Worst Quarter
13.16%	(12.99)%
(6/30/2020)	(3/31/2020)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	9.08%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional, A Class and C Class Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a blended secondary index that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”)
Performance [Table]
WESTWOOD INCOME OPPORTUNITY FUND	1 Year	5 Years	10 Years	Inception Date
INSTITUTIONAL				(December 19, 2005)
Fund Returns Before Taxes	9.08%	4.68%	4.96%	N/A
Fund Returns After Taxes on Distributions	7.63%	2.78%	3.05%	N/A
Fund Returns After Taxes on Distributions and Sale of Fund Shares	5.50%	3.03%	3.44%	N/A
Russell 3000® Index* (reflects no deduction for fees, expenses,or taxes)	23.81%	13.86%	12.55%	N/A
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	1.25%	(0.33)%	1.35%	N/A
Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index* (reflects no deduction for fees, expenses, or taxes)	10.29%	5.69%	6.16%	N/A
S&P 500 Index* (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%	N/A

A Class				(December 31, 2007)
Fund Returns Before Taxes	8.93%	4.46%	6.11%	N/A
Russell 3000® Index* (reflects no deduction for fees, expenses,or taxes)	23.81%	13.86%	12.55%	N/A
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	1.25%	(0.33)%	1.35%	N/A
Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index* (reflects no deduction for fees, expenses, or taxes)	10.29%	5.69%	6.15%	N/A
S&P 500 Index* (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%	N/A

C Class				(September 3, 2019)
Fund Returns Before Taxes	8.07%	3.69%	N/A	4.14%
Russell 3000® Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	N/A	15.37%
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	1.25%	(0.33)%	N/A	(0.41)%
Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index* (reflects no deduction for fees, expenses, or taxes)	10.29%	5.69%	N/A	6.17%
S&P 500® Index* (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	N/A	16.00%

*	Prior to June 13, 2024, the Bloomberg U.S. Aggregate Bond Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Bloomberg U.S. Aggregate Bond Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index is now the Fund’s secondary index. Prior to June 13, 2024, the Fund’s secondary index was S&P 500® Index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years, and 10-years of the Fund compares with those of the S&P 500® Index and the Alerian Midstream Energy Select Index. The performance shown in the bar chart and the table for periods prior to November 18, 2022 represents performance of the Institutional, A Class, and C Class Shares of the Westwood Salient MLP & Energy Infrastructure Fund, a series of the Salient MF Trust (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 18, 2022 (the “2022 Reorganization”). In connection with the 2022 Reorganization, Class R6 shares of the Predecessor Fund were exchanged for and renamed Ultra Shares of the Fund, respectively. How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. If the investment adviser to Predecessor Fund had not agreed to waive or reimburse certain Predecessor Fund expenses during the period shown, if applicable, the Fund’s and the Predecessor Fund’s returns would have been less than those shown. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Calendar Year Returns – Institutional Shares*
Bar Chart [Table]
*	The Fund’s year-to-date return through December 31, 2024 was 37.99%.

Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
29.12%	(42.31)%
June 30, 2020	March 31, 2020

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	37.99%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(42.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional, A Class and C Class Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs”).
Performance [Table]
WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND	1 Year	5 Years	10 Years	Inception Date
Institutional				(September 19, 2012)
Return Before Taxes	37.99%	13.60%	2.96%	N/A
Return After Taxes on Distributions	35.65%	12.94%	2.44%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	22.71%	10.63%	2.10%	N/A
S&P 500® Index* (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.13%	N/A
Alerian Midstream Energy Select Index* (reflects no deduction for fees, expenses or taxes)	43.13%	16.31%	6.90%	N/A

A Class				(December 20, 2012)
Return Before Taxes	37.52%	13.34%	5.35%	N/A
S&P 500® Index* (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.49%	N/A
Alerian Midstream Energy Select Index* (reflects no deduction for fees, expenses or taxes)	28.73%	16.31%	6.90%	N/A

C Class				(January 7, 2013)
Return Before Taxes	36.39%	12.47%	4.30%	N/A
S&P 500® Index* (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.13%	N/A
Alerian Midstream Energy Select Index* (reflects no deduction for fees, expenses or taxes)	43.13%	16.31%	6.90%	N/A

*	Prior to June 13, 2024, the Alerian Midstream Energy Select Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the S&P 500® Index has replaced the Alerian Midstream Energy Select Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Alerian Midstream Energy Select Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of an investment in the Fund by showing changes in the performance of the Institutional, A Class and C Class Shares of the Fund for 1-year, 5-years and 10-years compared with those of the S&P 500® Index and the HFRX Equity Hedge Index. The Fund is the successor to the Salient Tactical Growth Fund, a series of Forward Funds (the “Predecessor Fund”) through a reorganization with the Fund on November 18, 2022 (the “2022 Reorganization”). The performance shown in the bar chart and table for periods prior to November 18, 2022 represents the performance of the Institutional Class, Class A and Class C shares of the Predecessor Fund. In connection with the 2022 Reorganization, Institutional Class, Class A and Class C shares of the Predecessor Fund were exchanged for and renamed Institutional Shares, A Class Shares and C Class Shares of the Fund, respectively. In addition, Investor Class shares of the Predecessor Fund were exchanged for A Class Shares of the Fund. The performance of any index does not reflect deductions for fees, expenses or taxes. If the investment adviser to the Predecessor Fund had not agreed to waive or reimburse certain Predecessor Fund expenses during the period shown, if applicable, the Fund’s and the Predecessor Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The bar chart shows the performance of the Fund’s Institutional Shares. The returns for Fund’s A Class Shares and C Class Shares will be lower than the Institutional Shares’ returns shown in the bar chart because the expenses of the classes differ. All returns reflect reinvestment of all dividend and capital gain distributions.

Performance Past Does Not Indicate Future [Text]	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of an investment in the Fund by showing changes in the performance of the Institutional, A Class and C Class Shares of the Fund for 1-year, 5-years and 10-years compared with those of the S&P 500® Index and the HFRX Equity Hedge Index.
Bar Chart [Heading]	Calendar Year Returns - Institutional Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 6.57%.

Best Quarter	Worst Quarter
15.75%	(6.87)%
December 31, 2019	December 31, 2018

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	6.57%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.75%
Highest Quarterly Return, Date	Dec. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.87%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns For the period ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional, A Class, and C Class Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD BROADMARK TACTICAL GROWTH FUND	1 Year	5 Years	10 Years	Inception Date
Institutional				(September 14, 2006)
Return Before Taxes	6.57%	3.28%	3.43%	N/A
Return After Taxes on Distributions	5.42%	2.04%	2.28%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	4.05%	2.10%	2.25%	N/A
S&P 500® Index* (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%	N/A
HFRX Equity Hedge Index* (reflects no deduction for fees, expenses, or taxes)	7.38%	5.53%	3.52%	N/A

A Class				(March 12, 2010)
Return Before Taxes	6.25%	2.92%	3.05%	N/A
S&P 500® Index* (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%	N/A
HFRX Equity Hedge Index* (reflects no deduction for fees, expenses, or taxes)	7.83%	14.53%	3.51%	N/A

C Class				(September 14, 2009)
Return Before Taxes	5.54%	2.30%	2.73%	N/A
S&P 500® Index* (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%	N/A
HFRX Equity Hedge Index* (reflects no deduction for fees, expenses, or taxes)	7.83%	5.53%	3.51%	N/A

*	Prior to June 13, 2024, the HFRX Equity Hedge Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the S&P500® Index has replaced the HFRX Equity Hedge Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The HFRX Equity Hedge Index is now the Fund’s secondary index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs”). After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.

Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of an investment in the Fund by showing changes in the performance of the Institutional, A Class and F Class Shares of the Fund for 1-year, 5-years and 10-years compared with those of the S&P 500® Index and the HFRX Equity Hedge Index. The Fund is the successor to the Salient Tactical Plus Fund, a series of Salient MF Trust (the “Predecessor Fund”) through a reorganization with the Fund on November 18, 2022 (the “2022 Reorganization”). The performance shown in the bar chart and table for periods prior to November 18, 2022 represents the performance of the Class I, Class, A, and Class F shares of the Predecessor Fund. In connection with the 2022 Reorganization, Class I, Class A, and Class F shares of the Predecessor Fund were exchanged for and renamed Institutional Shares, A Class Shares, Shares and F Class Shares of the Fund, respectively. The performance of any index does not reflect deductions for fees, expenses or taxes. If the investment adviser to the Fund and the Predecessor Fund had not agreed to waive or reimburse certain Fund or Predecessor Fund expenses during the period shown, if applicable, the Fund’s and the Predecessor Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

On December 12, 2014, an earlier iteration of the Fund, named the Broadmark Tactical Plus Fund (the “Old Broadmark Tactical Plus Fund”) was reorganized into the Predecessor Fund (the “Broadmark Reorganization”). In the Broadmark Reorganization, the Old Broadmark Tactical Plus Fund contributed its assets to the Predecessor Fund, and Investor Class and Institutional Class shares of the Old Broadmark Tactical Plus Fund were exchanged for Class F shares of the Predecessor Fund. Following the Broadmark Reorganization, the Predecessor Fund’s investment objective, strategies and policies were in all material respects equivalent to those of the Old Broadmark Tactical Plus Fund. Following the Broadmark Reorganization, the Predecessor Fund was reorganized as the Fund. The Fund’s investment objective and strategies are in all material respects equivalent to those of the Predecessor Fund.

The information below is based on the performance information of the Fund, the Predecessor Fund and the combined fund resulting from the Broadmark Reorganization, and the Old Broadmark Tactical Plus Fund prior to the Broadmark Reorganization (adjusted as necessary to reflect the fees applicable to each of the Predecessor Fund’s classes of shares, respectively). Beginning December 12, 2014, performance reflects the performance of the Predecessor Fund and the actual fees and expenses of each of its share classes.

The bar chart shows the performance of the Fund’s Institutional Shares. The returns for A Class Shares will be lower than the Institutional Shares’ returns shown in the bar chart because the expenses of the classes differ. The returns for F Class Shares will be higher than the Institutional Shares’ returns shown in the bar chart because the expenses of the classes differ. All returns reflect reinvestment of all dividend and capital gain distributions.

Performance Past Does Not Indicate Future [Text]	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Calendar Year Returns - Institutional Shares*
Bar Chart [Table]
*	The Fund’s year-to-date return through December 31, 2024 was 2.85%.

Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
8.13%	(4.30)%
December 31, 2016	March 31, 2015

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	2.85%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.13%
Highest Quarterly Return, Date	Dec. 31, 2016
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.30%)
Lowest Quarterly Return, Date	Mar. 31, 2015
Performance Table Heading	Average Annual Total Returns For the period ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional, A Class, and F Class Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD BROADMARK TACTICAL PLUS FUND	1 Year	5 Year	10 Year	Inception Date
Institutional				(December 31, 2012)
Return Before Taxes	2.85%	3.47%	2.51%	N/A
Return After Taxes on Distributions	1.40%	2.12%	2.64%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	1.69%	2.29%	13.10%	N/A
S&P 500 Index* (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	3.51%	N/A
HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)	7.83%	5.53%	3.62%	N/A

A Class				(December 31, 2012)
Return Before Taxes	2.51%	3.21%	3.51%	N/A
S&P 500 Index* (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	5.35%	N/A
HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)	7.83%	5.53%	13.10%	N/A

F Class				(December 31, 2012)
Return Before Taxes	3.18%	3.79%	4.19%	N/A
S&P 500 Index* (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	N/A
HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)	7.83%	5.53%	3.51%	N/A

*	Prior to June 13, 2024, the HFRX Equity Hedge Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the S&P 500® Index has replaced the HFRX Equity Hedge Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The HFRX Equity Hedge Index is now the Fund’s secondary index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax-returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges.

Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Ultra Shares [Member] | Westwood Quality Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and Russell 1000® Value Index. The performance shown in the bar chart and table for periods prior to November 1, 2021 represents the performance of the Institutional Shares of the Westwood Quality Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 1, 2021 (the “2021 Reorganization”). How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and Russell 1000® Value Index.
Bar Chart [Heading]	Calendar Year Returns - Ultra Shares*
Bar Chart [Table]
*	The Fund’s year-to-date return through December 31, 2024 was 10.41%.

Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
8.66%	(3.17)%
(12/31/2023)	(09/30/2023)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	10.41%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.66%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.17%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Ultra Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD QUALITY VALUE FUND – ULTRA SHARES	1 Year	Since Inception (June 28, 2006)
Fund Returns Before Taxes	10.41%	6.74%
Fund Returns After Taxes on Distributions	8.55%	5.19%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	7.55%	5.09%
Russell 3000® Index* (reflects no deduction for fees, expenses, or taxes)	23.81%	20.22%
Russell 1000® Value Index* (reflects no deduction for fees, expenses, or taxes)	14.37%	10.15%

*	Prior to June 13, 2024, the Russell 1000® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell 1000® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 1000® Value Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Ultra Shares [Member] | Westwood Quality Smidcap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and the Russell 2500® Value Index. The performance shown in the bar chart and table for periods prior to November 1, 2021 represents the performance of the Ultra Shares of the Westwood Quality SMidCap Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 1, 2021 (the “2021 Reorganization”). How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and the Russell 2500® Value Index.
Bar Chart [Heading]	Calendar Year Returns - Ultra Shares*
Bar Chart [Table]
*	The Fund’s year-to-date return through December 31, 2024 was 10.65%.

Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
12.40%	(14.26)%
(12/31/2023)	(6/30/2022)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	10.65%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.26%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Ultra Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD QUALITY SMIDCAP FUND – ULTRA SHARES	1 Year	Since Inception (July 31, 2020)
Fund Returns Before Taxes	10.65%	13.81%
Fund Returns After Taxes on Distributions	10.25%	12.10%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	6.59%	10.58%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	15.30%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	10.98%	14.89%

*	Prior to June 13, 2024, the Russell 2500® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell 2500® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 2500® Value Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Ultra Shares [Member] | Westwood Quality SmallCap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and the Russell 2000® Index. The performance shown in the bar chart and table for periods prior to November 1, 2021 represents the performance of the Ultra Shares of the Westwood Quality SmallCap Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 1, 2021 (the “2021 Reorganization”). How the Fund and Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and the Russell 2000® Index.
Bar Chart [Heading]	Calendar Year Returns - Ultra Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 4.92%.

Best Quarter	Worst Quarter
16.99%	(11.47)%
(3/31/2021)	(6/30/2022)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	4.92%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.99%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.47%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Ultra Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD QUALITY SMALLCAP FUND – ULTRA SHARES	1 Year	Since Inception (March 31, 2020)
Fund Returns Before Taxes	4.92%	16.87%
Fund Returns After Taxes on Distributions	3.24%	15.63%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.83%	13.45%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	20.43%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	8.05%	18.15%

*	Prior to June 13, 2024, the Russell 2000® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell 2000® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 2000® Value Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Ultra Shares [Member] | Westwood Quality AllCap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and the Russell 3000® Value Index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and the Russell 3000® Value Index
Bar Chart [Heading]	Calendar Year Returns - Ultra Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 10.45%.

Best Quarter	Worst Quarter
14.52%	(10.87)%
(12/31/2022)	(6/30/2022)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	10.45%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.52%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.87%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Ultra Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD QUALITY ALLCAP FUND – ULTRA SHARES	1 Year	Since Inception (September 24, 2021)
Fund Returns Before Taxes	10.45%	7.15%
Fund Returns After Taxes on Distributions	9.10%	6.27%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	7.19%	5.47%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	10.33%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.98%	7.35%

*	Prior to June 13, 2024, the Russell 3000® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell 3000® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 3000® Value Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]	For information about related performance, please see the “Related Performance Data of the Adviser” section of the Prospectus.
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Ultra Shares [Member] | Westwood Income Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and the Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index. The performance shown in bar chart and table for periods prior to November 1, 2021 represents the performance of the Institutional Shares of the Westwood Income Opportunity Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 1, 2021 (the “2021 Reorganization”). How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year and since inception of the Fund compare with those of the Russell 3000® Index and the Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index.
Bar Chart [Heading]	Calendar Year Returns - Ultra Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 9.29%.

Best Quarter	Worst Quarter
13.16%	(12.99)%
(6/30/2020)	(3/31/2020)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	9.29%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Institutional Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a blended secondary that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD INCOME OPPORTUNITY FUND – ULTRA SHARES	1 Year	Inception Date (December 19, 2005)
Fund Returns Before Taxes	9.29%	8.26%
Fund Returns After Taxes on Distributions	7.80%	6.67%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	5.62%	5.73%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	21.22%
Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	10.29%	10.00%
S&P 500 Index* (reflects no deduction for fees, expenses, or taxes)	25.02%	21.00%

*	Prior to June 13, 2024, the Bloomberg U.S. Aggregate Bond Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Bloomberg U.S. Aggregate Bond Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index is now the Fund’s secondary index. Prior to June 13, 2024, the Fund’s secondary index was S&P 500® Index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Ultra Shares [Member] | Westwood Alternative Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years, and since inception of the Fund compare with those of the Bloomberg U.S. Aggregate Bond Index and the FTSE 1-Month U.S. Treasury Bill Index. The performance shown in bar chart and table for periods prior to November 1, 2021 represents the performance of the Ultra Shares of the Westwood Alternative Income Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 1, 2021 (the “2021 Reorganization”). How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years, and since inception of the Fund compare with those of the Bloomberg U.S. Aggregate Bond Index and the FTSE 1-Month U.S. Treasury Bill Index.
Bar Chart [Heading]	Calendar Year Returns - Ultra Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 6.12%.

Best Quarter	Worst Quarter
3.55%	(2.73)%
(12/31/2020)	(3/31/2020)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	6.12%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.55%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Ultra Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
WESTWOOD ALTERNATIVE INCOME FUND – ULTRA	1 Year	5 Years	Since Inception (May 1, 2015)
Fund Returns Before Taxes	6.12%	4.48%	3.85%
Fund Returns After Taxes on Distributions	5.85%	2.63%	2.33%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.63%	2.63%	2.30%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25%	0.33%	1.30%
FTSE 1-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	5.38%	2.47%	1.80%

*	Prior to June 13, 2024, the FTSE 1-Month U.S. Treasury Bill Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the FTSE 1-Month U.S. Treasury Bill Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The FTSE 1-Month U.S. Treasury Bill Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Ultra Shares of the Fund from year-to-year and by showing how the average annual returns for 1-year, 5-years, and since inception of the Fund compares with those of the S&P 500® Index. The performance shown in the bar chart and the table for periods prior to November 18, 2022 represents performance of the Ultra Shares of the Westwood Salient MLP & Energy Infrastructure Fund, a series of the Salient MF Trust (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on November 18, 2022 (the “2022 Reorganization”). In connection with the 2022 Reorganization, Class R6 shares of the Predecessor Fund were exchanged for and renamed Ultra Shares of the Fund, respectively. How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. If the investment adviser to Predecessor Fund had not agreed to waive or reimburse certain Predecessor Fund expenses during the period shown, if applicable, the Fund’s and the Predecessor Fund’s returns would have been less than those shown. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Performance Past Does Not Indicate Future [Text]	How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Calendar Year Returns - Ultra Shares*
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 was 37.92%.

Best Quarter	Worst Quarter
29.13%	(42.30)%
June 30, 2020	March 31, 2020

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	37.92%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(42.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s Ultra Shares’ average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and a secondary index.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs”).
Performance [Table]
WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND - ULTRA SHARES	1 Year	5 Years	Since Inception (January 4, 2016)
Return Before Taxes	37.92%	13.69%	10.16%
Return After Taxes on Distributions	35.55%	13.02%	9.58%
Return After Taxes on Distributions and Sale of Fund Shares	22.68%	10.70%	8.08%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	14.69%
Alerian Midstream Energy Select Index* (reflects no deduction for fees, expenses or taxes)	43.13%	16.31%	13.33%

*	Prior to June 13, 2024, the Alerian Midstream Energy Select Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the S&P 500® Index has replaced the Alerian Midstream Energy Select Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Alerian Midstream Energy Select Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.westwoodfunds.com
Performance Availability Phone [Text]	1-877-FUND-WHG (1-877-386-3944)
Westwood Salient Enhanced Midstream Income E T F [Member] | Westwood Salient Enhanced Midstream Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, current through the most recent month end, is available by calling 1-800-994-0755 or by visiting www.westwoodetfs.com.

Performance One Year or Less [Text]	Performance information will be available after the Fund completes a full calendar year of operations.
Performance Availability Website Address [Text]	www.westwoodetfs.com
Performance Availability Phone [Text]	1-800-994-0755
Westwood Salient Enhanced Energy Income E T F [Member] | Westwood Salient Enhanced Energy Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, current through the most recent month end, is available by calling 1-800-994-0755 or by visiting www.westwoodetfs.com.

Performance One Year or Less [Text]	Performance information will be available after the Fund completes a full calendar year of operations.
Performance Availability Website Address [Text]	www.westwoodetfs.com
Performance Availability Phone [Text]	1-800-994-0755